6. Loans payable - Loans Payable (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Current portion	$ 7,273	$ 6,684
Long term portion	5,673	8,788
Automobile Loan Payable	$ 12,946	$ 15,472